Form N-1A Cover	Jun. 16, 2025
Prospectus [Line Items]
Document Creation Date	Jun. 16, 2025
Document Effective Date	Jun. 16, 2025
Document Type	497
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 16, 2025
Prospectus Date	Jun. 16, 2025